Debt - Schedule of Debt Obligations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified		12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 29, 2012	Dec. 29, 2012 Term Loan B [Member]	Dec. 31, 2011 Term Loan B [Member]	Oct. 31, 2012 Senior Notes [Member]	Apr. 30, 2012 Senior Notes [Member]	Dec. 29, 2012 Senior Notes [Member]
Line of Credit Facility [Line Items]
Original issue discount	$ 15.5
Variable rate		5.25%	5.25%
Expiration Date		Dec. 01, 2016
Periodic interest payments				$ 36.8	$ 36.8
Fixed rate						10.00%
Maturity date						Oct. 01, 2017